Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jan. 12, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Minimum liquidity deposits	$ 8,300,000			$ 4,600,000
Retention deposits	1,500,000			1,400,000
Annual Principal Payments [Abstract]
2023	30,250,200
2024	22,389,400
2025	37,527,400
2026	12,180,400
2027	44,360,100
Total long-term debt	146,707,500			103,761,500
Interest incurred on long-term debt	2,900,000	$ 700,000
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	11,000,000.0			11,000,000.0
Annual Principal Payments [Abstract]
Total long-term debt	7,000,000			7,800,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000.0			18,000,000.0
Annual Principal Payments [Abstract]
Total long-term debt	14,600,000			16,300,000
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	15,290,000			15,290,000
Dry-dock reserve accounts	1,100,000			200,000
Annual Principal Payments [Abstract]
Total long-term debt	12,935,000			13,877,000
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	40,750,000			40,750,000
Dry-dock reserve accounts	1,100,000			200,000
Annual Principal Payments [Abstract]
Total long-term debt	37,288,000			39,596,000
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	55,000,000.00		$ 55,000,000.0
Dry-dock reserve accounts	1,100,000
Annual Principal Payments [Abstract]
Total long-term debt	$ 51,465,000			$ 0
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	3.90%	4.00%